Other financial liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Other financial liabilities	Other financial liabilities
The detail of Other financial liabilities in the consolidated balance sheets is as follows:

EUR million
	2025	2024	2023
Trade payables	1,452	1,452	1,783
Clearing houses	794	776	1,269
Tax collection accounts:
Public Institutions	6,271	6,156	4,986
Factoring accounts payable	274	226	272
Unsettled financial transactions	3,860	7,421	6,412
Lease liabilities (note 2.k)	1,822	2,202	2,400
Other financial liabilities	21,645	21,683	23,065
	36,118	39,916	40,187
Note 51 contains a detail of the residual maturity periods of other financial liabilities at each year-end.
Lease liabilities
The cash outflow of leases in 2025 was EUR 510 million (EUR 684 million and EUR 738 in 2024 and 2023, respectively).
The analysis of the maturities of lease liabilities at 31 December 2025, 2024 and 2023 is shown below:

EUR million
	2025	2024	2023
Maturity Analysis - Discounted payments
Within 1 year	466	526	586
Between 1 and 3 years	619	868	918
Between 3 and 5 years	315	405	480
Later than 5 years	422	403	416
Total discounted payments at the end of the year	1,822	2,202	2,400
During 2025, 2024 and 2023 there were no significant variable lease payments not included in the valuation of lease liabilities.